Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Capital stock and additional paid-in capital, issued shares	2,314,743,264	2,314,743,264
Treasury stock, shares	18,793,989	24,332,144